Investment properties (Tables)	12 Months Ended
Jun. 30, 2023
Investment properties
Schedule of balance by type of investment property
	06.30.2023		06.30.2022
	Level 2	Level 3	Level 2	Level 3
Fair value at the beginning of the year	469,291	182,674	358,952	316,608
Additions	3,317	2,711	15,862	4,424
Disposals	(25,958)	-	(62,768)	-
Transfers	3,252	882	128,283	(136,475)
Net (loss)/ gain from fair value adjustment	(42,281)	(9,396)	37,655	(1,905)
Additions of capitalized leasing costs	14	51	50	41
Amortization of capitalized leasing costs (i)	(18)	(17)	(78)	(19)
Currency translation adjustment	1,795	-	(8,665)	-
Fair value at the end of the year	409,412	176,905	469,291	182,674

Schedule of recognized in the Statements of Income
	06.30.2023	06.30.2022
Leased out farmland	26,258	29,472
Offices and other rental properties	122,509	150,467
Shopping malls (*)	185,564	194,328
Undeveloped parcels of land	251,387	275,848
Properties under development	599	1,850
Total	586,317	651,965
	06.30.2023	06.30.2022
Córdoba Shopping (i)	5,048	4,775
Total	5,048	4,775
	06.30.2023	06.30.2022	06.30.2021
Revenues	73,559	58,680	38,807
Direct operating expenses	(23,879)	(21,452)	(16,529)
Development expenses	(262)	(400)	(403)
Net unrealized (loss)/ gain from fair value adjustment of investment property (i)	(63,783)	5,612	(46,195)
Net realized gain from fair value adjustment of investment property (ii)	12,106	30,138	38,255

Schedule of fair value measurements of investment properties
				06.30.2023 (i)		06.30.2022 (i)		06.30.2021 (i)
Description	Valuation technique	Parameters	Range fiscal year 2023 / 2022 / 2021	Increase	Decrease	Increase	Decrease	Increase	Decrease

Shopping Malls (Level 3)	Discounted cash flows	Discount cash flows rate	15.25% / 14.53% / 13.53%	(3,757)	4,024	(4,667)	5,019	(4,787)	5,172
		Discount perpetually rate	14.20% / 14.53% / 13.53%	(8,848)	10,891	(7,974)	9,835	(8,788)	11,051
		Growth rate	2.4% / 2.4% / 2.4%	6,710	(5,662)	5,683	(4,816)	6,217	(5,204)
		Inflation	(*)	24,052	(21,969)	22,670	(18,764)	28,886	(23,826)
		Devaluation	(*)	(16,082)	17,690	(16,725)	20,441	(15,403)	18,824